Investments and assets and liabilities held for sale, Profit (loss) (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Profit (Loss) [Abstract]
Revenues from services rendered	R$ 708,997	R$ 671,405
Cost of services	(495,026)	(478,174)
Gross profit	213,971	193,231
General and administrative expenses	(161,969)	(169,196)
Other operating income (expenses)	8,718	11,768
Finance income (costs)	(139,480)	(324,152)
Current and deferred income and social contribution taxes	(26,390)	(4,279)
(Loss) profit for the period	(119,610)	R$ 105,309
Assets and liabilities classified as held for sale [Member] | Dona Juana [Member]
Profit (Loss) [Abstract]
Revenues from services rendered	28,586		R$ 35,810
Cost of services	(24,292)		(25,556)
Gross profit	4,294		10,254
General and administrative expenses	(5,978)		(2,971)
Other operating income (expenses)	(5,805)		(968)
Finance income (costs)	(2,070)		(2,564)
Current and deferred income and social contribution taxes	(458)		41
(Loss) profit for the period	R$ (10,017)		R$ 3,792